Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	4.05%	3.56%
Discount rate as at December 31	3.20%	4.07%
Expected long-term rate of return on plan assets	5.78%	5.80%
Rate of compensation increase	3.33%	3.35%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	4.10%	3.57%
Discount rate as at December 31	3.25%	4.13%
Expected long-term rate of return on plan assets	5.50%	5.48%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.62%	4.61%
Health care cost trend rate assumed for next fiscal year	6.15%
Remaining period until health care cost trend rate reaches ultimate trend rate	12 years
Year that rate reaches ultimate trend rate	2031